Schedule of other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Other receivables		$ 30,930
Deposits	11,549	56,756
Prepayments	72,412	21,943
Other receivables	$ 83,961	$ 109,629